Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Deficit [Abstract]
Schedule of Reserved Shares of Common Stock for Future Issuance

The Company reserved shares of common stock, as adjusted for the recapitalization (see Note 3) and for the Reverse Stock Split, on an as-converted basis, for future issuance as follows:

	December 31,
	2025	2024
Conversion of Series A preferred stock	—	20,060
Conversion of Series B preferred stock	—	24,408
Conversion of Series C/C-1 preferred stock	—	37,907
Outstanding options under 2025 Plan	12,527	13,705
Issuance of options under the 2025 Plan	100,386	7,194
Outstanding common stock warrants	233,822	—
Issuance of earnout shares (1)	38,750	—
	385,485	103,274

(1)	These earnout shares exclude 12,916 shares allocated to Milestone III, as Milestone III expired as of December 31, 2025.

Schedule of Convertible Preferred Stock

Convertible preferred stock as of December 31, 2024 consisted of the following:

	Shares Authorized	Share Issued and Outstanding	Liquidation Preference	Carrying Amount	Original Issue Price
Series A	4,350,314	4,350,314	$5,307	$5,231	$1.22
Series B	5,293,175	5,293,175	13,815	13,701	2.61
Series C	7,358,151	6,670,703	37,623	37,476	5.64
Series C-1	1,549,742	1,549,742	7,439	8,741	$4.80
	18,551,382	17,863,934	$64,184	$65,149